Revenue recognition - Performance obligations (Details) - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2020	Dec. 31, 2019
Performance obligations
Remaining performance obligation		€ 16,600	€ 18,800
Remaining performance obligation (as a percent)		100.00%	100.00%
IAS 18 Agreement
Performance obligations
Term of non-exclusive license to patents	10 years
Deferred revenue		€ 515	€ 670
2021
Performance obligations
Remaining performance obligation (as a percent)		68.00%	69.00%
Due between 1 and 3 years
Performance obligations
Remaining performance obligation (as a percent)		31.00%	27.00%
More than 3 years
Performance obligations
Remaining performance obligation (as a percent)		1.00%	4.00%